Lease Obligations	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Leases of Lessee Disclosure [Text Block]

NOTE 9 – Lease Obligations

During the fourth quarter of 2011, the Bancorp entered into an agreement to lease commercial loan document preparation and credit management software under an operating lease that expires in 2016. No contract fees were paid out during 2011. As of December 31, 2011, future minimum annual payments under this lease are as follows:

(Dollars in thousands)
2012	$38
2013	38
2014	38
2015	38
2016	38
Total	$190